Related party Disclosures - Strategic Commercial Collaboration (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of transactions between related parties [line items]
Property, plant and equipment purchased from a related party	€ 1
Remaining commitments on the contract	10
Non current Trade and other payables	150
General and Administrative Expenses
Disclosure of transactions between related parties [line items]
Expenses incurred in connection with reated party	1
Research and Development expenses
Disclosure of transactions between related parties [line items]
Expenses incurred in connection with reated party	14
Selling expenses
Disclosure of transactions between related parties [line items]
Expenses incurred in connection with reated party	€ 167